Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash in bank	$ 21,143	$ 442,382	$ 21,151	$ 21,287
Accounts receivable	139,303	452,500	87,500	87,500
Total current assets	160,446	894,882	108,651	108,786
Intangible Assets	2,923,865	2,923,865	2,923,865	2,923,865
Total assets	3,084,311	3,818,747	3,032,516	3,032,651
Current liabilities
Accounts payable	2,936,812	2,936,812	2,546,012	2,546,012
Accrued liabilities	15,116	15,116	15,116	15,116
Taxes payable	83,219	83,219	985	985
Loans payable, related party	27,550	27,550	27,550	27,550
Total current liabilities	3,062,697	3,062,697	2,589,663	2,589,663
Long-term liabilities
Convertible note payable
Total long-term liabilities
Total liabilities	3,062,697	3,062,697	2,589,663	2,589,663
Commitments and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.001 and $0.001 par value, respectively; 20,000,000 shares authorized; none issued and outstanding at June 30, 2021
Common stock, respectively $0.001 par value, respectively; 500,000,000 shares authorized; 28,206,743 shares outstanding as of December 31, 2022 and December 31, 2021	28,207	28,207	28,207	28,207
Additional paid in capital	412,600	412,600	412,600	412,600
Accumulated deficit	(419,193)	315,243	2,046	2,181
Total stockholders’ equity (deficit)	21,614	756,050	442,853	442,988
Total liabilities and stockholders’ equity	$ 3,084,311	$ 3,818,747	$ 3,032,516	$ 3,032,651